Credit facilities	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Credit facilities

Note 11 – Credit facilities

Short term loans – private lenders

Outstanding balances on short term loans from private lenders consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of June 30, 2024	As of December 31, 2023
				(Unaudited)
FS Capital Ptd. Ltd.	December 31, 2024	12.0%	None	$73,719	$-
Raleigh Investment	January 31, 2025	3.0%	None	49,147	-
Xpress Capital Funding Pte Ltd*	August 31, 2024 (repaid in August 2024)	4.0%	None	20,273	-
Total				$143,139	$-

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Short term loans – related parties

Outstanding balances on short term loans from related parties consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of June 30, 2024	As of December 31, 2023
				(Unaudited)
Meng Dong (James) Tan (2)	December 31, 2023 (1)	8.0%	None	$-	$23,634
Alfred Lim (3)	December 31, 2023, extended to December 31, 2024	8.0%	None	143,255	138,119
8i Enterprises Pte. Ltd(4)	December 31, 2023 (1)	8.0%	None	-	597,689
Total				$143,255	$759,442

(1)	Converted the loan balances into the Company’s ordinary shares in March 2024. See Note 14.
(2)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.
(3)	Mr. Alfred Lim is an executive director and shareholder of the Company.
(4)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.

Convertible notes – third parties

Outstanding balances on convertible notes consist of the following:

Lender Name	Maturities	Interest Rate	Terms	As of June 30, 2024	As of December 31, 2023
				(Unaudited)
Maxim Group LLC (“Maxim”)	July 31, 2024 (2)	0.0%	Automatically be converted into the Company’s ordinary shares at $5.00 per share if the balance is not being repaid by the maturity date	$2,113,125	$2,113,125
Loeb & Loeb LLP (“Loeb”)	November 17, 2023 (1)	0.0%	(1) 60,000 of the Company ordinary share has been issued to Loeb, which is subject to be returned and cancellation if the Company repaid the full or part of the convertible note, and (2) Loeb has the right to sell the ordinary shares in public market and the earning from the sales should be offset the remaining balance of the convertible note	-	300,000
Madam Chong Ah Kaw	January 25, 2025	6.0%	Automatically be converted into the 3,333 of the Company’s ordinary shares on maturity date	25,437	-
Rosli Bln Abd Latlf	January 25, 2025	6.0%	Automatically be converted into the 333 of the Company’s ordinary shares on maturity date	2,120	-
Total				$2,140,682	$2,413,125

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

(1)

The maturity date is being extended into three equal installments of $100,000, with the first installment due on or prior to April 30, 2024, the second installment on or prior to May 31, 2024 and the third installment on or prior to June 30, 2024.

(2)	In July 2024, Maxim has assigned the convertible note to a third party, and the entire amount convertible notes has been converted into 422,625 share of the Company’s ordinary share on July 31, 2024.

Convertible notes – related parties

Lender Name	Maturities	Interest Rate	Terms	As of June 30, 2024	As of December 31, 2023
				(Unaudited)
8i Holdings 2 Ptd Ltd (“8i Holding”) (1)	March 15, 2025 (2)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $1.27 per shares at any time and from time to time.	$22,373	$-
Meng Dong (“James”) Tan (3)	March 14, 2025 (4)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $1.27 per shares at any time and from time to time.	24,004	-
Total				$46,377	$-

(1)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Holdings 2 Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.

(2)	Since May 15, 2023, 8i Enterprises Pte Ltd (“8iEPL), a company owned by Mr. Tan, has been rendering certain advisory services for the Company. Pursuant to a certain Settlement Agreement between the Company and 8iEPL dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (“8iEPL Convertible Note”). In April 2024, 8iEPL assigned the 8iEPL Convertible Note to a third party for an amount of $889,000. In May 2024, the balance was converted into 700,000 shares of the Company’s ordinary shares.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

(3)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.

(4)	On May 26, 2023, the Company borrowed from Meng Dong (“James”) Tan, a significant shareholder of the Company, an aggregate amount of $22,500, or a total of $24,004 with unpaid and accrued interests at 8% per annum (the “James Tan Loan”). Pursuant to a Settlement Agreement between the Company and Mr. Tan dated March 15, 2024 (the “James Tan Settlement Agreement”), the Company has agreed to issue Mr. Tan a convertible note in the aggregate amount of $24,004 (the “James Tan Convertible Note”) in full satisfaction of the James Tan Loan, and Mr. Tan has agreed to (i) exchange James Tan Loan for the James Tan Convertible Note; (ii) extend the maturity date of the James Tan Loan to March 14, 2025; and (iii) allow the outstanding unpaid balance of the James Tan Loan to bear no interest for the next twelve months until March 14, 2025.

The Company determined that the embedded conversion feature from the convertible notes, related parties and third parties qualifies for the scope exception due to the embedded conversion feature indexed to the Company’s stock in accordance with ASC 815-40-15 and meet the equity requirement in accordance with ASC815-40-25.

The movement of convertible notes from third parties and related parties are as following:

	Third parties	Related parties
December 31, 2023 balance	$2,413,125	$-
Issuance of the convertible notes	1,500,000	935,377
Acquired from Fortress Cove Acquisition	27,557	-
Repayments	(300,000)	-
Conversion	(1,500,000)	(889,000)
June 30, 2024 balance (unaudited)	$2,140,682	$46,377